GAIN ON SALE OF SUBSIDIARIES AND DISPOSAL GROUPS (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]	At the time of disposal on December 31, 2018, net assets held by Rig Finance were as follows:

(in thousands of $)	2018
Cash and cash equivalents	915
Vessel and equipment, net	76,875
Charter deposit	(913)
Other current liabilities	(90)
Net assets	76,787